SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2018
Plant and machinery [Member]
Disclosure Of SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Motor vehicles [member]
Disclosure Of SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Office Equipment [Member]
Disclosure Of SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years